Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥)
Numerator:
Net loss		¥ (26,516)	$ (3,649)	¥ (7,178)		¥ (25,466)
Less: net loss attributable to non-controlling interest		(2,991)	(412)	(3,711)
Net loss attributable to the Company’s shareholders		¥ (23,525)	$ (3,237)	¥ (3,467)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share (in Shares)	[1]	3,168,544	3,168,544	504,167
Weighted average number of ordinary shares outstanding used in calculating diluted earnings per share (in Shares)		3,168,544	3,168,544	504,167
Basic earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (7.42)	$ (1.02)	¥ (6.88)	[1]
Diluted earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (7.42)	$ (1.02)	¥ (6.88)

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).